ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	12 Months Ended
Mar. 31, 2023
Notes and other explanatory information [abstract]
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

NOTE 11.  ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

	As of March 31,
(In thousands)	2023	2022

Accrued bonuses and other payroll-related expenses	$465	$193
Accrued legal fees	357	186
Accounts payable	274	188
Accrued clinical and R&D services	264	–
Accrued other professional fees	229	75
Accrued accounting and auditing fees	133	69
Accrued CRO	58	–
Accrued rent and administration	51	–
Other	34	39
Total accounts payable and accrued liabilities	$1,865	$750